QUARTERLY SALES AND EARNINGS DATA-UNAUDITED (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Quarterly Sales And Earnings Data [Line Items]
Sales	$ 1,723	[1]	$ 1,812	[2]	$ 1,885	[3]	$ 1,758	[4]	$ 1,463	[5]	$ 1,507	[6]	$ 1,502	[7]	$ 1,370	[8]	$ 7,178		$ 5,842		$ 4,396
Gross profit	204		433		474		458		315	[5]	430	[6]	390	[7]	324	[8]	1,569	[9]	1,459	[9]	976	[9]
Asset impairments and restructuring charges (gains), net	0	[1]	7	[2]	(15)	[3]	0	[4]	26	[5]	0	[6]	3	[7]	0	[8]	(8)		29		196
Earnings (loss) from continuing operations	12	[1]	174	[2]	219	[3]	201	[4]	(8)	[5]	167	[6]	147	[7]	110	[8]	606		416		111
Earnings (loss) from discontinued operations, net of tax	0	[1]	0	[2]	0	[3]	9	[4]	(4)	[5]	9	[6]	7	[7]	(3)	[8]	9		9		(22)
Gain from disposal of discontinued operations, net of tax	0	[1]	0	[2]	1	[3]	30	[4]									31		0		0
Net earnings (loss)	12	[1]	174	[2]	220	[3]	240	[4]	(12)	[5]	176	[6]	154	[7]	107	[8]	646		425		89
Earnings from continuing operations per share [Abstract]
Earnings from continuing operations - Basic (in dollars per share)	$ 0.09	[1]	$ 1.25	[2]	$ 1.55	[3]	$ 1.42	[4]	$ (0.06)	[10],[11],[8]	$ 1.17	[10],[11],[8]	$ 1.01	[10],[11],[8]	$ 0.76	[10],[11],[8]	$ 4.34		$ 2.88		$ 0.77
Earnings from continuing operations - Diluted (in dollars per share)	$ 0.09	[1]	$ 1.22	[2]	$ 1.51	[3]	$ 1.39	[4]	$ (0.06)	[10],[11],[7]	$ 1.14	[10],[11],[7]	$ 1.00	[10],[11],[7]	$ 0.75	[10],[11],[7]	$ 4.24		$ 2.81		$ 0.76
Earnings (loss) from discontinued operations per share [Abstract]
Earnings (loss) from discontinued operations - Basic (in dollars per share)	$ 0.00	[1]	$ 0.00	[2]	$ 0.00	[3]	$ 0.28	[4]	$ (0.03)	[10],[12],[13],[8]	$ 0.06	[10],[12],[13],[8]	$ 0.06	[10],[12],[13],[8]	$ (0.02)	[10],[12],[13],[8]	$ 0.29		$ 0.07		$ (0.16)
Earnings (loss) from discontinued operations - Diluted (in dollars per share)	$ 0.00	[1]	$ 0.00	[2]	$ 0.00	[3]	$ 0.27	[4]	$ (0.03)	[10],[11],[7]	$ 0.06	[10],[11],[7]	$ 0.05	[10],[11],[7]	$ (0.02)	[10],[11],[12],[7]	$ 0.28		$ 0.07		$ (0.15)
Net earnings per share [Abstract]
Net earnings per share - Basic (in dollars per share)	$ 0.09	[1]	$ 1.25	[2]	$ 1.55	[3]	$ 1.70	[4]	$ (0.09)	[5]	$ 1.23	[6]	$ 1.07	[7]	$ 0.70	[8]	$ 4.63		$ 2.95		$ 0.61
Net earnings per share - Diluted (in dollars per share)	$ 0.09	[1]	$ 1.22	[2]	$ 1.51	[3]	$ 1.66	[4]	$ (0.09)	[5]	$ 1.20	[6]	$ 1.05	[7]	$ 0.73	[10],[11],[8]	$ 4.52		$ 2.88		$ 0.61
MTM adjustment for pension and OPEB plans actuarial net losses																	144		53		91
Change In Method Of Accounting For Actuarial Gains And Losses For Pension And Opeb Member | Effect of Accounting Change [Member]
Quarterly Sales And Earnings Data [Line Items]
Gross profit	(120)		13		11		25		(36)		8		6		7		(71)		(15)		(56)
Earnings (loss) from continuing operations	(88)		9		9		19		(25)		5		6		5		(51)		(9)		(43)
Earnings (loss) from discontinued operations, net of tax							1		(6)		1				1		1		(4)		(4)
Net earnings (loss)	(88)		9		9		20		(31)		6		6		6		(50)		(13)		(47)
Earnings from continuing operations per share [Abstract]
Earnings from continuing operations - Basic (in dollars per share)	$ (0.64)		$ 0.06		$ 0.06		$ 0.13		$ (0.18)		$ 0.04		$ 0.03		$ 0.04		$ (0.36)		$ (0.07)		$ (0.29)
Earnings from continuing operations - Diluted (in dollars per share)	$ (0.62)		$ 0.06		$ 0.06		$ 0.13		$ (0.17)		$ 0.03		$ 0.04		$ 0.04		$ (0.35)		$ (0.07)		$ (0.29)
Earnings (loss) from discontinued operations per share [Abstract]
Earnings (loss) from discontinued operations - Basic (in dollars per share)							$ 0.02		$ (0.04)				$ 0.01				$ 0.01		$ (0.02)		$ (0.04)
Earnings (loss) from discontinued operations - Diluted (in dollars per share)							$ 0.01		$ (0.04)		$ 0.01						$ 0.01		$ (0.07)		$ (0.03)
Net earnings per share [Abstract]
Net earnings per share - Basic (in dollars per share)	$ (0.64)		$ 0.06		$ 0.06		$ 0.15		$ (0.22)		$ 0.04		$ 0.04		$ 0.04		$ (0.35)		$ (0.09)		$ (0.33)
Net earnings per share - Diluted (in dollars per share)	$ (0.62)		$ 0.06		$ 0.06		$ 0.14		$ (0.21)		$ 0.04		$ 0.04		$ 0.04		$ (0.34)		$ (0.01)		$ (0.32)
MTM adjustment for pension and OPEB plans actuarial net losses for discontinued operations									$ (10)

[1]	For quarter ended December 31, 2011, the retrospective change from the accounting change for pension and OPEB plans, which included $159 million loss for MTM adjustments, decreased gross profit $120 million, earnings from continuing operations and net earnings $88 million, and basic and diluted earnings per share for both earnings from continuing operations and net earnings $0.64 and $0.62, respectively.
[2]	For quarter ended September 30, 2011, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $13 million, earnings from continuing operations and net earnings $9 million, and basic and diluted earnings per share for earnings from continuing operations and net earnings $0.06.
[3]	For quarter ended June 30, 2011, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $11 million, earnings from continuing operations and net earnings $9 million, and basic and diluted earnings per share for earnings from continuing operations and net earnings $0.06.
[4]	For quarter ended March 31, 2011, the retrospective change from the accounting change for pension and OPEB plans, which included $15 million gain for MTM adjustments, increased gross profit $25 million, earnings from continuing operations $19 million, earnings from discontinued operations, net of tax $1 million, net earnings $20 million, basic and diluted earnings per share from continuing operations $0.13, basic and diluted earnings per share from discontinued operations $0.02 and $0.01, respectively, and basic and diluted net earnings per share $0.15 and $0.14, respectively.
[5]	For quarter ended December 31, 2010, the retrospective change from the accounting change for pension and OPEB plans, which included losses of $53 million and $10 million for MTM adjustments for continuing operations and discontinued operations, respectively, decreased gross profit $36 million, earnings (loss) from continuing operations $25 million, earnings (loss) from discontinued operations, net of tax $6 million, net earnings (loss) $31 million, basic and diluted earnings (loss) per share from continuing operations $0.18 and $0.17, respectively, basic and diluted earnings (loss) per share from discontinued operations $0.04, and basic and diluted earnings (loss) per share for net earnings (loss) $0.22 and $0.21, respectively.
[6]	For quarter ended September 30, 2010, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $8 million, earnings from continuing operations $5 million, earnings from discontinued operations, net of tax $1 million, net earnings $6 million, basic and diluted earnings per share from continuing operations $0.04 and $0.03, respectively, diluted earnings per share from discontinued operations $0.01, and basic and diluted earnings per share for net earnings $0.04.
[7]	For quarter ended June 30, 2010, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $6 million, earnings from continuing operations and net earnings $6 million, basic and diluted earnings per share for earnings from continuing operations $0.03 and $0.04, respectively, basic earnings per share for earnings from discontinued operations $0.01, and basic and diluted earnings per share for net earnings $0.04.
[8]	For quarter ended March 31, 2010, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $7 million, earnings from continuing operations $5 million, earnings from discontinued operations, net of tax $1 million, net earnings $6 million, basic and diluted earnings per share for earnings from continuing operations and net earnings $0.04.
[9]	Includes MTM adjustment for pension and OPEB plans actuarial net losses of $91 million
[10]	Each quarter is calculated as a discrete period; the sum of the four quarters may not equal the calculated full year amount.
[11]	All per share amounts have been retrospectively adjusted for all periods presented for the two-for-one stock split on October 3, 2011. For additional information, see Note 17, "Stockholders' Equity".
[12]	In first quarter 2011, the Company completed the sale of the PET business, related assets at the Columbia, South Carolina site, and technology of its Performance Polymers segment. The PET business, assets, and technology sold were substantially all of the Performance Polymers segment. Performance Polymers segment operating results are presented as discontinued operations for all periods presented and are therefore not included in results from continuing operations in accordance with GAAP.
[13]	As Previously Reported (Before Accounting Change) included amortization of net losses.